SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,165,829	$ 1,101,670	$ 1,115,332
Less accumulated depreciation	(973,118)	(957,818)	(881,024)
Total other long-term assets	192,711	143,852	234,308
Software and Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	860,243	795,369	809,031
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	228,033	230,883	230,883
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	59,545	59,545	59,545
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 18,008	$ 15,873	$ 15,873